Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies
17. Commitments and Contingencies
Commitments
We lease various facilities with related parties in accordance with the terms of operating lease agreements that expire at various dates through December 2025. The leases require monthly payments ranging from $3 thousand to $13 thousand.
We lease various facilities and office equipment from third parties in accordance with the terms of operating lease agreements requiring monthly payments ranging from $239 to $68 thousand. The leases expire at various dates through November 2026. In accordance with the lease terms, we may be required to deposit funds with the lessors in the form of a security deposit. The deposits may be returned to us if certain conditions are met, as stated in the lease agreements. Security deposits totaled approximately $0.2 million as of June 30, 2021.
Total rent expense under related party and third-party agreements was approximately $0.8 million and $1.3 million for the three and six months ended June 30, 2021, respectively.
As of June 30, 2021, future minimum lease payments under
non-cancelable
operating leases were as follows:

(In thousands)	Related Party	Third-Party	Total
Remaining 2021	$513	$2,133	$2,646
2022	1,031	2,561	3,592
2023	984	2,094	3,078
2024	928	1,934	2,862
2025	687	1,485	2,172
Thereafter	—	1,258	1,258

	$4,143	$11,465	$15,608

Contingencies
From time to time, we may be subjected to claims or lawsuits which arise in the ordinary course of business, including the previously disclosed tax matter (see Note 12,
Income Taxes
, for further information) and matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC 450,
Contingencies
. In the opinion of management, after consulting with legal counsel, none of these other claims are currently expected to have a material adverse effect on our consolidated results of operations, financial position or cash flows.
There are currently two medical malpractice suits against individual providers, other third parties, and BHS, as a whole. The medical malpractice suits assert that there is negligence by the providers in treating the patients named in the suits. One of the malpractice suits is seeking damages of approximately $3.7 million from all defendants, including BHS. The second malpractice suit has not specified monetary damages; however, in the event of an unfavorable outcome, BHS’ legal counsel estimates maximum damages of approximately $2.3 million. BHS is vigorously defending the malpractice suits and was named as a secondary party in each suit. Although the outcome of these malpractice suits is not presently determinable, it is reasonably possible that that an unfavorable outcome, for the aforementioned damages sought, could occur. However, BHS, and the individual providers, do have insurance coverage (BHS carries a $1.0 million per occurrence insurance policy), which could mitigate some or all of the financial effects of potential settlements or judgements. In the event that future settlements or judgements, if any, exceed insurance coverages, BHS may be required to fund a portion of the difference. No provision has been made in the accompanying condensed consolidated financial statements for any potential settlement or judgement costs at June 30, 2021, and December 31, 2020, as an unfavorable outcome is not probable at this time.
On December 17, 2020, a former TTC employee filed an Equal Employment Opportunity Commission (“EEOC”) claim against TTC alleging discrimination based on disability. The former employee cannot file a suit under the federal law until the EEOC issues a notice of right to sue, but can file suit under Florida law if the investigating agency has not rendered a decision within 180 days of the date the charge was filed. As of the date of this report, no lawsuit has been filed. TTC plans to vigorously defend the case, if filed, and does not believe that there is any reasonably estimable loss. However, TTC does have insurance coverage, which could mitigate some or all of the financial effects of potential settlements or judgements. In the event that future settlements or judgements, if any, exceed insurance coverages, TTC would be required to fund the difference. No provision has been made in the accompanying condensed consolidated financial statements for any potential settlement or judgment costs at June 30, 2021 or December 31, 2020. The maximum exposure as it relates to claims made is approximately $0.4 million.
Advisory Services Agreement Dispute
We are in a services agreement dispute with a third-party advisory firm for fees due under the services agreement. Based on consultation with legal counsel, we have proposed a settlement in the amount of
$8.0 million, which has been accrued for as of June 30, 2021, and is included in accrued expenses in the condensed consolidated balance sheet. However, if the settlement offer is not accepted, the amount of the ultimate loss may range from $8.0 million to $26.3 million.
COVID-19
On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the
“COVID-19
outbreak”) and the risks to the international community as the virus spreads globally. On March 11, 2020, the WHO classified the
COVID-19
outbreak as a pandemic, and on March 25, 2020, the U.S. government reached a stimulus package deal. The full impact of the
COVID-19
outbreak continues to evolve as of the date of this report, and likewise, the full impact of the pandemic on our consolidated financial condition, liquidity, and future results of operations is uncertain. Management is actively monitoring the impact of the global situation on our consolidated financial condition, liquidity, operations, vendors, industry, and workforce. Despite the daily evolution of the
COVID-19
outbreak and the global responses to curb its spread, we have not experienced any material impact on our consolidated results of operations, financial condition, or liquidity during the year ended December 31, 2020 or the three and six months ended June 30, 2021.
On March 27, 2020, the CARES Act, was enacted into law. The CARES Act is a tax and spending package intended to provide economic relief to address the impact of the
COVID-19
pandemic. The CARES Act includes several significant income and other business tax provisions that, among other things, provides for non-income
tax-related
relief such as refundable employee retention tax credits and the deferral of the employer-paid portion of social security taxes. We continue to evaluate the various provisions of the CARES Act and their impact on our condensed consolidated financial statements as a whole. See Note 8,
Debt
, for further information.
Indemnification
Certain of our agreements require us to indemnify our customers from any claim or finding of intellectual property infringements, as well as from any losses incurred relating to breach of representations, failure to perform, or specific events as outlined within the particular contract. We have not received any claims or estimated the maximum potential amount of indemnification liability under these agreements and have recorded no liabilities for these agreements.

16.	Commitments and Contingencies
Commitments
The Company leases various facilities with related parties in accordance with the terms of operating lease agreements that expire at various dates through December 2023. The leases require monthly payments ranging from $3,234 to $13,362. Total rent expense under related party agreements was approximately $4,900 for the period ended December 31, 2020.
The Company leases various facilities from third parties in accordance with the terms of operating lease agreements requiring monthly payments ranging from $447 to $14,387. The leases expire in December 2021. Total rent expense under third party agreements was approximately $77,951 for the period ended December 31, 2020.
The Company also has various operating leases for office equipment which require monthly payments ranging from $239 to $1,499 through November 2025. Lease expense of approximately $1,050 was charged to operations for the period ended December 31, 2020.
As of December 31, 2020, future minimum lease payments under non-cancelable
operating leases are as follows:

Year	Related Party	Third-Party	Total
2021	$136,800	$538,033	$674,833
2022	78,000	199,607	277,607
2023	69,333	10,776	80,109
2024	—	10,776	10,776
2025	—	9,878	9,878

	$284,133	$769,070	$1,053,203

Contingencies
From time to time, the Company and its wholly owned subsidiaries may be subjected to claims or lawsuits which arise in the ordinary course of business, including the previously disclosed tax matter and matters described below. Estimates for resolution of legal and other contingencies are accrued when losses are probable and reasonably estimable in accordance with ASC Topic 450, Contingencies. In the opinion of management, after consulting with legal counsel, none of these other claims are currently expected to have a material adverse effect on the results of operations, financial position or our cash flows.
There are currently two medical malpractice suits against the individual providers, other third parties, and BHS as a whole. The medical malpractice suits assert that there is negligence by the providers in treating the patients named in the suits. One of the malpractice suits is seeking damages of approximately $3,656,000 from all defendants, including BHS. The second malpractice suit has not specified monetary damages, however, in the event of an unfavorable outcome, BHS’ legal counsel estimates maximum damages of approximately $2,267,000. BHS is vigorously defending the malpractice suits and was named as a secondary party in each suit. Although the outcome of these malpractice suits is not presently determinable, it is reasonably possible that an unfavorable outcome, for the aforementioned damages sought, could occur. However, BHS, and the individual providers, do have insurance coverage (BHS carries a $1,000,000 per occurrence insurance policy), which could mitigate some or all of the financial effects of potential settlements or judgements. In the event that future settlements or judgements, if any, exceed insurance coverages, BHS may be required to fund a portion of the difference. No provision has been made in the accompanying consolidated financial statements for any potential settlement or judgement costs at December 31, 2020, as an unfavorable outcome is not probable at this time.
Covid-19
On January 30, 2020, the World Health Organization (WHO) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the
“COVID-19
outbreak”) and the risks to the international community as the virus spreads globally. On March 11, 2020, the WHO classified the
COVID-19
outbreak as a pandemic, and on March 25, 2020, the US government reached a stimulus package deal. The full impact of the
COVID-19
outbreak continues to evolve as of the date of this report, and likewise, the full impact of the pandemic on the Company’s financial condition, liquidity, and future results of operations is uncertain. Management is actively monitoring the global situation on its financial condition, liquidity, operations, vendors, industry, and workforce. Despite the daily evolution of the
COVID-19
outbreak and the global responses to curb its spread, the Company has not experienced any material impact on its results of operations, financial condition, of liquidity for fiscal year 2020, or beyond.
On March 27, 2020, the CARES Act, was enacted into law. The CARES Act is a tax and spending package intended to provide economic relief to address the impact of the
COVID-19
pandemic. The CARES Act includes several significant income and other business tax provisions that, among other things, provides for non-income
tax-related
relief such as refundable employee retention tax credits and the deferral of the employer-paid
portion of social security taxes. The Company continues to evaluate the various provisions of the CARES Act and their impact on its consolidated financial statements as a whole.